UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution on November 27, 2006

Commission File Number of Issuing entity: 333-115371-14

Popular ABS Mortgage Pass-Through Trust 2006-B
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-115371

                              Popular ABS, Inc.
(Exact name of depositor as specified in its charter)

                      Equity One, Inc.
(Exact name of sponsor as specified in its charter)

                                            New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

51-0572469
51-0572471
(I.R.S. Employer Identification No.)

c/o The Bank of New York
101 Barclay Street, Floor 4W
New York, New York 10286
(Address of principal executive offices)

                    (212) 623-5600
(Telephone number, including area code)

                                   (not applicable)
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b))
Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2006-B	☐	☐	☒	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No   * _

*the closing date for the transaction was March 29, 2006.

EXPLANATORY ITEM

This Form 10-D/A (“Form 10-D”) supersedes the Form 10-D filed on December 8, 2006 (the “Prior Form 10-D”). This Form 10-D/A is being filed to restate the certificateholder distribution report that was attached as Exhibit 99.1 to the Prior Form 10-D. The updated distribution report has been attached as Exhibit 99.1 below. The information contained in Part I and Part II has not been changed.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 27, 2006, a distribution was made to the holders of the POPULAR ABS, INC., MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-B. The distribution report is attached as Exhibit 99.1 to this Report on Form 10-D.

PART II - OTHER INFORMATION

Item 9. Exhibits.

The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2006-B, relating to the monthly distribution on November 27, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

POPULAR ABS, INC. (Depositor)

Date: February 20, 2007	By:	/s/ Darren Nelson
Darren Nelson,
Senior Vice President

Exhibit Index

Exhibit	Document

99.1	Monthly report distributed to holders of the Popular ABS, Inc., Mortgage Pass-Through Certificates, Series 2006-B, relating to the monthly distribution on November 27, 2006.